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                                             State Street Bank and Trust Company
                                                                  Legal Division
                                                      1776 Heritage Drive, AFB 2
                                                     North Quincy, MA 02171-2197
                                                                  (617) 985-1131



                                                  June 5, 1998


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

          RE:  The Munder Funds, Inc. (the "Company")
               File Nos. 33-54748, 811-7346
               CIK No. 894192 Post-Effective Amendment No. 33

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Company for the NetNet Fund does not differ from that contained in Post-Effective Amendment No. 33 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on May 22, 1998 (Accession # 0001047469-98-021603).

     Any comments or questions with respect to this filing should be directed to me at (617) 985-1131.

                                        Very truly yours,

                                        /s/Cynthia Surprise
                                        -------------------
                                        Cynthia Surprise
                                        Vice President and Associate Counsel

cc:  T. Gardner
     L. Rosen, Esq.
     L. Wilson
     P. Roye, Esq.
     J. Cohen
     R. Enfield